LOANS PAYABLE	12 Months Ended
Oct. 31, 2022
Loans Payable
LOANS PAYABLE

9. LOANS PAYABLE

On May 5, 2020, the Company received a loan in the principal amount of CAD$40,000 ($28,506) under the Canada Emergency Business Account (“CEBA”) program. The loan is non-interest bearing and eligible for CAD$10,000 ($7,127) forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025. At issuance, the Company intended to repay the loan by December 31, 2022 and management assessed that the Company will have the financial ability to do so. As it was probable that the conditions for the forgiveness of the loan will be met, the Company has recognized the CAD$10,000 ($7,127) loan forgiveness as government grant income at loan issuance. As the loan was issued at below market rates, the initial fair value of the loan was determined to be $20,160, which was determined using an estimated effective interest rate of 15%. The difference between the face value of the loan and the fair value of the loans of $14,139 has been recognized as government grant income during the year ended January 31, 2021. On September 27, 2022, the Company repaid CAD$30,000 ($21,902) of the loan, and as repayment occurred prior to December 31, 2022, CAD$10,000 was forgiven.

On April 7, 2021, the Company received an additional CAD$20,000 ($14,253) under the CEBA program. The additional loan is non-interest bearing and eligible for CAD$10,000 ($7,704) forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025. At issuance, the Company intended to repay the loan by December 31, 2022, and management had assessed that the Company will have the financial ability to do so. As it was probable that the conditions for the forgiveness of the loan would be met, the Company recognized the CAD$10,000 ($7,704) loan forgiveness as government grant income at issuance. As the loan was issued at below market rates, the initial fair value of the loan was determined to be $7,703, which was determined using an estimated effective interest rate of 15%. The difference between the face value of the loan and the fair value of the loans of $8,763 has been recognized as government grant income during the nine months ended October 31, 2021. On September 27, 2022 the Company repaid CAD$10,000 ($7,301) of the loan, and as repayment occurred prior to December 31, 2022, CAD$10,000 was forgiven.

For the year ended October 31, 2022, the Company recognized interest expense of $4,838 related to the loans (9 months ended October 31, 2021 - $3,315, 12 months ended January 31, 2021 - $1,782).

As at October 31, 2022, the carrying value of the loans was $nil (October 31, 2021 - $27,144, January 31, 2021 - $17,580).

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021